Long-term Debt (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended
	Jan. 30, 2019	Mar. 01, 2019	Apr. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Loan reference interest rate				LIBOR
Cash and cash equivalents				$ 83,088	$ 218,651	$ 204,921
Restricted cash				$ 6,271		6,435
Weighted average interest rate				5.65%	5.40%
Loss on debt extinguishment				$ 1,619	$ 21
Not legally restricted
Debt Instrument [Line Items]
Cash and cash equivalents				54,000		53,500
Legally restricted
Debt Instrument [Line Items]
Restricted cash				13,292		8,956
8.30% 2022 Notes
Debt Instrument [Line Items]
Unamortized debt issuance costs				1,386		1,590
Long-term Debt
Debt Instrument [Line Items]
Unamortized debt issuance costs				12,676		$ 10,997
Write off of Deferred Debt Issuance Cost				80	$ 21
Loss on debt extinguishment				$ 115
SEB Facility
Debt Instrument [Line Items]
Initiation date				Jan. 28, 2019
Maximum borrowing capacity				$ 71,420
Number of loan tranches				4
Vessels provided as collateral				The SEB Facility is secured by a first priority mortgage on the vessels Star Laetitia and Star Sienna.
SEB Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down	$ 32,825
SEB Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down	$ 32,825
SEB Facility | First Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description				The first two tranches were used together with cash on hand to refinance the outstanding amounts under the lease agreements of the Star Laetitia and the Star Sienna.
Repayment period				6 years
Number of installments				24
Frequency of payments				quarterly
Balloon installment				$ 18,723
Expiration date				Jan. 31, 2025
SEB Facility | First Two Tranches | First 10 Quarters
Debt Instrument [Line Items]
Repayment installment				$ 677
SEB Facility | First Two Tranches | Remaining 14 Quarters
Debt Instrument [Line Items]
Repayment installment				524
SEB Facility | Tranche C
Debt Instrument [Line Items]
Maximum borrowing capacity				1,260
SEB Facility | Tranche D
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,260
SEB Facility | Remaining Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description				The remaining two tranches will be used to finance the acquisition and installation of scrubber equipment for the vessels Star Laetitia and Star Sienna.
Number of installments				12
Frequency of payments				quarterly
E SUN Facility
Debt Instrument [Line Items]
Initiation date				Jan. 31, 2019
Maximum borrowing capacity				$ 37,100
Amount drawn down		$ 37,100
Line of credit facility, description				The E SUN Facility was used to refinance the outstanding amount under the lease agreement of the Star Ariadne.
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 618
Balloon installment				$ 24,733
Expiration date				Mar. 31, 2024
Vessels provided as collateral				The E SUN Facility is secured by a first priority mortgage on the Star Ariadne.
Atradius Facility
Debt Instrument [Line Items]
Initiation date				Feb. 28, 2019
Maximum borrowing capacity				$ 36,645
Amount drawn down			$ 11,659
Line of credit facility, description				The Atradius Facility will be used to finance the acquisition of scrubber equipment for 42 vessels.
Number of installments				10
Frequency of payments				semi-annual
Repayment installment				$ 3,664
Vessels provided as collateral				The Atradius Facility is secured by second-priority mortgage on certain of the 42 vessels.